AFFILIATE TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Reimbursement of legal and administrative costs				$ 34,220
Accrued interest			$ 223,759	$ 134,581
Two Affiliated Companies [Member]
Related Party Transaction [Line Items]
Maintanence costs of licene agreements of two affiliates each			5,000
Two Affiliated Companies [Member] | License Agreement [Member]
Related Party Transaction [Line Items]
Maintanence fees of license	$ 5,000
License fee	$ 10,000	$ 10,000
Two Affiliated Companies [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%
Loan amount	$ 140,588		25,000
Accrued interest	$ 2,934		$ 0